Term deposits and other financial assets - Term deposits (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Term deposits and other financial assets	$ 1,162	$ 78,585
Financial assets at fair value through OCI
Disclosure of financial assets [line items]
Term deposits and other financial assets	0	47,627
Short term and other deposits
Disclosure of financial assets [line items]
Term deposits and other financial assets	$ 1,162	$ 30,958